Interim Condensed Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Jan. 31, 2014	Jan. 31, 2013
Net sales	$ 119,814	$ 93,566	$ 639,107	$ 566,508
Cost of sales	74,105	61,900	587,639	342,659
Gross profit	45,709	31,666	51,468	223,849
Operating Expenses
General and administrative expenses	425,645	623,589	2,830,661	1,440,255
Foreign exchange	4,022	9,419	14,426	23,752
Total operating expenses	429,667	633,008	2,845,087	1,464,007
Operating loss	(383,958)	(601,342)	(2,793,619)	(1,240,158)
Other income (expense)
Interest	(24,429)	(17,243)	(77,381)	(34,853)
Accretion of debt discounts and finance charges	(101,091)	(24,849)	(737,595)	(57,985)
Derivative expense			(170,500)	0
Loss on extinguishment of debt	(697,400)	0	(468,753)	0
Change in fair value of derivative financial instruments	(26,982)	0	9,358	0
Total other income (expense)	(849,902)	(42,092)	(1,444,871)	(92,838)
Net loss and comprehensive loss for the period	(1,233,860)	(643,434)	(4,238,490)	(1,332,996)
Basic and diluted net loss per share	$ (0.04)	$ (0.03)	$ (0.14)	$ (0.07)
Foreign currency translation adjustments, net of tax			0	3,227
Comprehensive loss			$ (4,238,490)	$ (1,329,769)
Weighted average shares used in computing basic and diluted net loss per share	34,151,397	28,944,191	31,418,517	20,363,483